Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Fiera Capital Diversified Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND III

Fiera Capital Diversified Alternatives Fund (the "Fund")

Supplement dated January 6, 2020

to the Fund's Summary Prospectus and Prospectus,

each dated March 1, 2019, as supplemented

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

On January 1, 2020, Asset Management One USA Inc. ("AMO USA") replaced Mizuho Alternative Investments, LLC ("MAI") as a sub-adviser to the Fund in connection with the merger of MAI into AMO USA, and MAI's investment team joining AMO USA (the "Transaction"). AMO USA currently serves as a sub-adviser to the Fund pursuant to an interim sub-advisory agreement. At a special meeting of shareholders scheduled for January 24, 2020, shareholders will be asked to approve a new investment sub-advisory agreement with respect to the Fund between Fiera Capital Inc. ("Fiera"), the investment adviser of the Fund, and AMO USA (the "New Sub-Advisory Agreement"), which would replace the interim sub-advisory agreement. A proxy statement describing the New Sub-Advisory Agreement and AMO USA will be distributed to investors on or about January 10, 2020.

Accordingly, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the "Investment Sub-Advisers and Portfolio Managers" section of the Summary Prospectus, and the corresponding section of the Prospectus, the disclosure relating to MAI is hereby deleted and replaced with the following:

Asset Management One USA Inc. ("AMO USA")

Kazuhiro Shimbo, Chief Investment Officer of Quantitative Strategies of AMO USA, has managed the portion of the assets of the Fund allocated to AMO USA or its predecessor since the Fund's inception in 2014.

2.	In the "Investment Sub-Advisers and Portfolio Managers" section of the Prospectus, the disclosure relating to MAI is hereby deleted and replaced with the following:

Asset Management One USA Inc., located at 757 Third Avenue, 8th Floor, New York, New York 10017, serves as investment sub-adviser to a portion of the Fund's assets. As of October 31, 2019, AMO USA had approximately $6.1 billion in assets under management.

A discussion regarding the basis of the Board's approval of the investment sub-advisory agreement between the Adviser and AMO USA will be available in the Fund's Semi-Annual Report to Shareholders dated April 30, 2020, which will cover the period from November 1, 2019 to April 30, 2020.

Portfolio Manager:

Kazuhiro Shimbo, Chief Investment Officer of Quantitative Strategies of AMO USA, has managed the portion of the assets of the Fund allocated to AMO USA or its predecessor, Mizuho Alternative Investments, LLC ("MAI"), since the Fund's inception in 2014. Dr. Shimbo manages AMO USA's quantitative investment team, which includes professionals in research, portfolio and risk management, and trading. Dr. Shimbo joined AMO USA in 2020 in connection with the merger of MAI into AMO USA. Prior to joining MAI in 2007, Dr. Shimbo was employed at the Industrial Bank of Japan ("IBJ") for over seven years. For the last three years of his tenure at IBJ, Dr. Shimbo served as the Quantitative Researcher and then the Portfolio Manager at its derivatives market making desk. Dr. Shimbo earned his Ph.D. in Applied Probability from Cornell University. He also holds a M.S. from the University of London and a B.S. from Kyoto University in Japan.

3.	All other references to "Mizuho Alternative Investments, LLC" and "MAI" are hereby deleted and replaced with "Asset Management One USA Inc." and "AMO USA," respectively.

THE FOREGOING IS NOT A SOLICITATION OF ANY PROXY. PLEASE READ THE PROXY STATEMENT CAREFULLY BECAUSE IT CONTAINS IMPORTANT INFORMATION REGARDING the New Sub-Advisory Agreement and AMO USA. THE PROXY STATEMENT IS AVAILABLE FOR FREE ON THE SEC'S WEBSITE (WWW.SEC.GOV).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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